Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

OPTIONS POLICY

First Northwest did not, during the year ended December 31, 2024, grant new awards of stock options, stock appreciation rights or similar option-like instruments and does not have a current practice of doing so. Accordingly, it does not have a policy on the timing of awards of such instruments in relation to the disclosure of material nonpublic information. In the event First Northwest determines to grant new awards of such instruments, the Board expects to evaluate appropriate steps to take in relation to the foregoing. First Northwest has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	First Northwest did not, during the year ended December 31, 2024, grant new awards of stock options, stock appreciation rights or similar option-like instruments and does not have a current practice of doing so. Accordingly, it does not have a policy on the timing of awards of such instruments in relation to the disclosure of material nonpublic information. In the event First Northwest determines to grant new awards of such instruments, the Board expects to evaluate appropriate steps to take in relation to the foregoing. First Northwest has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false